SIGNIFICANT ACCOUNTING POLICIES - Leases - Additional information (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
SIGNIFICANT ACCOUNTING POLICIES
Cash payments for operating lease	¥ 56,157
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 9,531